Other operating income and expenses (Tables)	6 Months Ended
Jun. 30, 2019
Other operating income and expenses [Abstract]
Other operating income
The table below shows the detail of Other operating income and expenses for the six-month periods ended June 30, 2019, and 2018:

Other Operating income	For the six-month period ended June 30,
	2019	2018
	($ in thousands)
Grants (Note 16)	29,578	29,719
Income from various services and insurance proceeds	15,330	16,384
Income from the purchase of the long-term operation and maintenance payable with Abengoa	-	38,955
Total	44,908	85,058

Other operating expenses
Other Operating expenses	For the six-month period ended June 30,
	2019	2018
	($ in thousands)
Leases and fees	(945)	(1,033)
Operation and maintenance	(66,580)	(71,367)
Independent professional services	(17,604)	(15,714)
Supplies	(11,326)	(13,152)
Insurance	(12,053)	(12,606)
Levies and duties	(14,715)	(21,957)
Other expenses	(3,007)	(5,397)
Total	(126,230)	(141,226)